TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management compensation expenses comprised
Salaries and short-term employee benefits	₪ 21	₪ 22	₪ 23
Long term employment benefits	3	3	4
Employee share-based compensation expenses	11	17	4
Key management compensation expenses	35	42	₪ 31
Statement of financial position items - key management
Current liabilities:	11	10
Non-current liabilities:	₪ 11	₪ 12